Deferred Revenue	12 Months Ended
Feb. 28, 2026
Deferred Revenue [Abstract]
DEFERRED REVENUE

17. DEFERRED REVENUE

	As of February 28
Figures in Rand thousands	2026	2025

Beginning balance	484,739	447,150
Amounts deferred in current financial year	578,880	489,444
Amounts released to revenue in the current financial year	(507,909)	(444,690)
Translation adjustments	(27,383)	(7,165)
Ending balance	528,327	484,739

Non-current liabilities	122,722	126,959
Current liabilities	405,605	357,780
	528,327	484,739

Majority of subscription revenues are billed monthly in advance and then recognized in revenue as the service is provided. In most situations, ownership of all telematics devices remain with the Group. For customers who have paid for the hardware fees and service upfront, revenue for the hardware fees is deferred and recognized over 60 months and the service revenue is recognized over time as the services are performed.

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 28
Figures in Rand thousands	2026	2025

Maturities analysis
– within one year	405,605	357,780
– within two to four years	117,620	121,514
– over four years	5,102	5,445
Present value of amounts received in advance	528,327	484,739